Average Annual Total Returns - FidelityStockSelectorAllCapFund-RetailPRO - FidelityStockSelectorAllCapFund-RetailPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2023
Fidelity Stock Selector All Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(19.56%)
Past 5 years	8.38%
Past 10 years	11.82%
Fidelity Stock Selector All Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.63%)
Past 5 years	7.50%
Past 10 years	10.58%
Fidelity Stock Selector All Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.53%)
Past 5 years	6.47%
Past 10 years	9.41%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
WA006
Average Annual Return:
Past 1 year	(19.53%)
Past 5 years	8.65%
Past 10 years	12.03%